Consolidated statements of comprehensive loss - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
General and administrative expenses		$ (8,541,396)	$ (4,912,150)	$ (3,577,180)
Research and development expenses		(29,475,293)	(34,794,815)	(4,680,940)
Gains on settlement of contract disputes			83,320	5,027
Operating loss		(38,016,689)	(39,623,645)	(8,253,093)
Interest income		133,612	69,754	15,028
Interest expense		(275,449)	(383,259)	(268,216)
Net foreign exchange losses		(238,289)	(250,926)	(9,644)
Loss from revaluation of derivative liabilities		(6,391,551)	(135,939)
Loss before income taxes		(44,788,366)	(40,324,015)	(8,515,925)
Income tax expense		(22,000)	(287)	(774)
Net loss for the year		(44,810,366)	(40,324,302)	(8,516,699)
Total comprehensive loss for the year		$ (44,810,366)	$ (40,324,302)	$ (8,516,699)
Net loss per share
Basic and diluted per share	[1]	$ (0.19)	$ (0.35)	$ (0.14)
Weighted average number of ordinary shares, basic and diluted		231,530,091	116,558,191	61,225,922

[1]	In accordance with IAS 33 “Earnings per share”, shares are not diluted where the entity has reported a loss for the period.